Financial Instruments - Derivatives Designated as Hedging Instruments - Gain/ (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments Gain/Loss [Line Items]
Total	$ 6,414	$ (437)	$ (3,501)
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative Instruments Gain/Loss [Line Items]
Interest rate swaps	3,015	(5,446)	(7,042)
Total	$ 3,015	$ (5,446)	$ (7,042)